INVESTMENTS IN SUBSIDIARIES - Summarized income statement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Summarized income statement
Operating revenue	$ 7,788	$ 7,291	[1]	$ 8,089	[1]
Profit / (loss) before tax from continuing operations	908	(82)	[1],[2]	1,044	[1],[2]
Income tax expense	(258)	(313)	[1]	(462)	[1]
Profit / (loss) for the period	801	(316)	[1]	683	[1]
Total comprehensive income / (loss)	598	(857)		739
Attributed to NCIs	85	(57)		6
Kar-Tel
Summarized income statement
Operating revenue	529	446		461
Operating expenses	(370)	(316)		(319)
Other (expenses) / income	(9)	4		(6)
Profit / (loss) before tax from continuing operations	150	134		136
Income tax expense	(32)	(28)		(29)
Profit / (loss) for the period	118	106		107
Total comprehensive income / (loss)	118	106		107
Attributed to NCIs	29	26		27
Dividends paid to NCIs	0	0		0
OTA
Summarized income statement
Operating revenue	658	689		775
Operating expenses	(567)	(564)		(621)
Other (expenses) / income	(16)	(17)		(17)
Profit / (loss) before tax from continuing operations	75	108		137
Income tax expense	(21)	(29)		(36)
Profit / (loss) for the period	54	79		101
Total comprehensive income / (loss)	54	79		101
Attributed to NCIs	29	43		55
Dividends paid to NCIs	$ (43)	$ 46		$ 69

[1]	*Prior year comparatives for the years ended December 31, 2020 and 2019 are adjusted following the classification of Algeria as a discontinued operation (see Note 10)
[2]	* Prior year comparatives for the years ended December 31, 2020 and 2019 are adjusted following the classification of Algeria as a discontinued operation (see note 10)